Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS
Provision for legal proceedings, current	$ 1,819,244	$ 1,146,184
Decommissioning or restoration, current	27,982,094	19,604,923
Other provisions, current	21,550,457	4,401,603
Other current provisions, Total	51,351,795	25,152,710
Provision for legal proceedings, non-current	39,307,984	10,471,912
Decommissioning or restoration, non-current	175,122,600	199,692,340
Other provisions, non-current	836,117	1,436,434
Other long-term provisions, Total	$ 215,266,701	$ 211,600,686